GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

14. GENERAL AND ADMINISTRATIVE

	Years ended
	December 31, 2024	December 31, 2023

Depreciation	$403	$376
Share-based compensation	2,811	3,214
Salaries, wages and benefits	3,920	4,131
Directors' DSU expense (recovery)	1,781	(1,327)
Direct general and administrative	5,262	5,969
	$14,177	$12,363